Income Tax - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income	€ 39,067	€ 38,336	[1]	€ 46,680	[1]
Income tax expense	14,839	16,450	[1]	17,925	[1]
Profit before taxation	53,906	54,786	[1]	64,605	[1]
Income tax using Company's domestic tax rate	(13,477)	(13,697)		(16,151)
Effect of tax rates in foreign jurisdictions	(99)	(844)		(407)
Change in tax rate and legislation	554	367		548
Non-deductible expenses	(2,496)	(2,197)		(2,420)
Recognition of previously unrecognized tax losses		147		734
Prior year adjustments included in current year tax	201	(354)		211
Other	478	128		(440)
Total income tax expense	€ (14,839)	€ (16,450)	[1]	€ (17,925)	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.